Supplement dated February 20, 2026 to the Wilmington Funds (the “Trust”) Statement of Additional
Information dated August 31, 2025 (the “SAI”)

All Funds

Effective February 20, 2026, the following information, beginning on page 84 of the SAI, under the heading “Wilmington Funds Proxy Voting Policies and Procedures” through the information on page 88 under the heading “Compliance and Oversight” is deleted in its entirety and replaced with the following:

WILMINGTON FUNDS PROXY VOTING POLICIES AND PROCEDURES

Introduction

It is the policy of Wilmington Funds (the “Trust”), on behalf of each of its series that owns the voting securities of other issuers (the “Funds”), to ensure that the proxies related to each Fund’s portfolio securities are voted in the best interests of each Fund.

The Role of WFMC / WTIA in Fund Proxy Voting

The Board of Trustees of the Trust (the “Board”), on behalf of the Funds, has delegated the authority to vote proxies to the Funds’ investment advisor, Wilmington Funds Management Corporation (“WFMC”). Pursuant to a Services Agreement between WFMC and its affiliate, Wilmington Trust Investment Advisors, Inc. (“WTIA”), WFMC has delegated the responsibility of voting proxies for the Funds to WTIA. WFMC and WTIA (jointly referred to as the “RIAs”) retain the proxy voting authority for each Fund that employs a third-party sub-advisor.

Proxy voting for the Funds is subject to the applicable written policies and procedures of WFMC and WTIA (the “Advisors’ Proxy Voting Policies”). The Board has approved the Advisors’ Proxy Voting Policies, as they concern the voting of proxies related to the Funds’ portfolio securities.

WFMC and WTIA have retained Institutional Shareholder Services Inc. (“ISS”) to provide proxy voting and related services with respect to their clients, including the Funds. The Advisors have a Proxy Voting Team that meets periodically to address various matters including: (i) potential conflicts of interest associated with client proxies; and (ii) the voting of specific proxies as deemed necessary and appropriate. WFMC and WTIA generally follow the ISS recommendations in voting proxies unless otherwise determined by the relevant investment personnel or the Proxy Voting Team.

Under certain circumstances, the Proxy Voting Team may abstain from voting specific proxies, for instance, when it determines that casting a vote would not reasonably be expected to have a material effect on the value of the Fund’s investment, or where the cost of voting exceeds the expected benefit to the Fund, or where the Proxy Voting Team has not received sufficient information to make an informed decision.

The Advisors’ Proxy Voting Policies, together with the standard ISS Proxy Voting Guidelines, are attached hereto.

Applicable Regulation

Rule 30b1-4 under the Investment Company Act of 1940

Item 17(f) of Form N-1A

Item 27A(i) of Form N-1A

General Procedures

On an annual basis, the Chief Compliance Officer of the Trust (the “CCO”) or a designee shall:

1.	verify that each Fund, as applicable, has filed its report on Form N-PX.

2.	review the Advisors’ Proxy Voting Policies. Any amendment to the Advisors’ Proxy Voting Policies shall be reviewed by the CCO. Material changes will be presented to the Board for approval.

3.

review with the CCO of WFMC and WTIA (the “Advisor CCO”) any conflicts of interest (particularly with respect to the Funds), ISS overrides, and abstentions from voting, with respect to the Funds’ proxies.

4.

request that the Advisor CCO certify that WFMC and WTIA’s processes and procedures for identifying and remediating conflicts of interest in connection with their proxy voting activities are functioning effectively.

5.

review this Policy and confirm with Fund counsel that disclosure in the Trust’s registration statement is responsive to Item 17(f) of Form N-1A. That review and confirmation will take place in conjunction with the annual amendment to the Trust’s registration statement pursuant to Rule 8b-16 under the 1940 Act.

Corrective Action

If a violation of this policy is suspected, it shall be communicated to the Trust’s CCO for investigation. Reports regarding compliance with this policy, including material deficiencies, will be provided periodically to the Board during regularly scheduled meetings of the Board.

Recordkeeping

The Trust’s CCO shall maintain and preserve permanently, the first two years in an easily accessible place, a written copy of this policy, including any revision(s) to this policy, and copies of all updated and current versions of the Advisors’ Proxy Voting Policies. Current and archived versions of ISS Proxy Voting Guidelines are available at https://www.issgovernance.com/policy-gateway/voting-policies/.

WILMINGTON FUNDS MANAGEMENT CORPORATION PROXY VOTING POLICIES AND PROCEDURES

General

Policy Statement on Proxy Voting

The RIAs acknowledge that among its duties as a fiduciary to its clients is the obligation to protect the interests of its clients by voting the shares held by its clients’ accounts. In order to ensure that shares are voted in all appropriate circumstances, the RIAs will exercise voting discretion as to all shares unless voting discretion is specifically reserved for the client or assigned to a third party in the advisory contract. To ensure that shares are voted in a consistent manner and in the best interest of its clients, WTIA has adopted this Proxy Voting Policy.

General Standards and Approach

Each year, the RIAs receive hundreds of proxy solicitations with respect to voting securities in client accounts. The matters to be voted upon may be proposals of management or of stockholders and cover a diverse assortment of complex issues. Whether the interests of shareholders are best served by a vote “for” or “against” a proposal often depends upon the context, the effects that adoption could have on the company’s business, and the motivations of the parties making the proposal. These determinations require a considerable investment of time, resources and expertise.

Give the sheer volume of proxies, and the broad spectrum of issues to be voted upon, the proxy voting process represents a considerable administrative burden. In order to efficiently discharge its duty to vote proxies, the RIAs have engaged a third party, Institutional Shareholder Services, Inc. (“ISS”) to perform the function of analyzing and providing recommendations on voting proxies.

ISS is an acknowledged industry leader in assisting institutional shareholders with the types of proxy analysis described above. The RIAs have reviewed the policies and considerations applied by ISS in voting proxies and found them to be fully consistent with the policies of the Firm. Accordingly, the RIAs will generally follow the ISS recommendations in voting proxies. Summaries of the ISS proxy voting policies and considerations are available at the ISS website at https://www.issgovernance.com/policy.

In general, the RIAs believe that it is in the best interests of its clients to vote its clients’ shares so as to promote the alignment of the interests of corporate management with the interest of its shareholders, to improve the accountability of corporate management to its shareholders, to reward good performance by management, and to approve proposals that the Firm believe will result in financial rewards for its clients.

The RIAs reserve the right to override any ISS-recommended voting policy when it believes that such override vote would be in the best interest of the Firm’s clients. Any override vote must be approved by the Proxy Voting Team. A written summary of the considerations in making the voting decision should be prepared and retained with the records of the proxy.

The RIAs believe that addressing its proxy voting obligations as described in this Proxy Voting Policy will promote the best interests of shareholders, and therefore, will be in the best interests of the Adviser’s clients.

Conflicts of Interest

The RIAs may have a conflict of interest in voting a particular proxy. A conflict of interest could arise, for example, as a result of a business relationship with a company, or a direct or indirect business interest in the matter being voted upon, or as a result of a personal relationship with corporate directors or candidate for directorships. Whether a relationship creates a material conflict of interest will depend upon the facts and circumstances.

The Proxy Voting Team has reviewed a copy of the ISS policies, procedures and practices regarding potential conflicts of interest that could arise in ISS proxy voting services to the Firm as a result of business conducted by ISS. The Proxy Voting Team believes that the policies, procedures and practices followed by ISS minimize the potential conflicts of interest by ISS in making voting recommendations to RIAs.

Whenever a portfolio manager determines that it is in a client’s best interest to vote on a particular proposal in a manner other than in accordance with the guidelines set forth in the Proxy Voting Policy, or the policy does not address how to vote on the proposal, the portfolio manager shall present the matter to the Proxy Voting Team, which shall be responsible for evaluating information relating to conflicts of interest in connection with the voting of the client proxy.

For purposes of identifying conflicts under this policy, the Proxy Voting Team will rely on publicly available information about a company and its affiliates, information about the company and its affiliates that is generally known by employees of the Firm, and other information actually known by a member of the Proxy Voting Team.

In the event that the Proxy Voting Team determines that the Firm has a material conflict of interest with respect to a proxy proposal, then the RIAs shall either:

1.	Vote on the proposal in accordance with the recommendation of the Proxy Voting Team or that Team’s designee

OR

2.	Prior to voting on the proposal, either:

a.

Contact an independent third party (such as another plan fiduciary) to recommend how to vote on the proposal and will vote in accordance with the recommendation of such third party (or have the third party vote such proxy)

b.

Fully disclose the nature of the conflict to the client(s) and obtain the client’s consent as to how the Firm will vote on the proposal (or otherwise obtain instructions from the client as to how the proxy on the proposal should be voted).

The RIAs may not address a material conflict of interest by abstaining from voting, unless the Proxy Voting Team (or that Teams’ designee) has determined that not voting the proxy is in the best interest of a client. However, as indicated above, there may be other circumstances where the Firm determines that refraining from voting a proxy is in the client’s best interest and the existence of a material conflict of interest shall not affect such a determination.

The Proxy Voting Team shall document the manner in which proxies involving a material conflict of interest have been voted by the RIAs as well as the basis for any determination that the RIAs do not have a material conflict of interest in respect of a particular matter.

Appointment of Subadvisors

From time-to-time, the RIAs may recommend that a client appoint a subadvisor with respect to a particular investment mandate. By recommending the subadvisor to manage the client’s investments, the Firm is also recommending that the client approve the subadvisor’s policies and procedures with respect to proxy voting. Among other things, the RIAs will require that a subadvisor’s policies and procedures be designed to ensure that proxies are voted in what the subadvisor believes to be the best interests of clients, and that conflicts are disclosed, documented, and otherwise addressed in an appropriate manner.

In considering a subadvisor to recommend, the RIAs will seek assurance that the subadvisor will generally vote proxies in a manner that is consistent with the Firm’s policy (i.e. in accordance with ISS recommendations, unless otherwise specified by the RIAs). Subadvisor will provide the RIAs with information on securities voted by subadvisor promptly after the vote occurs. If a subadvisor proposes to cast a vote that is not consistent with the RIAs policy, the subadvisor must notify the Firm and must also document the rationale for any such inconsistent vote. Notwithstanding the foregoing, the RIAs may reserve the right to vote proxies in lieu of delegating such authority to a subadvisor.

Proxy Voting Procedures

To the extent engaged and authorized by their clients to do so, the respective RIAs typically have responsibility to vote proxies associated with securities held in accounts for which the RIA has been engaged as an adviser or sub-adviser. Depending on the client relationship, proxies may be voted by the relevant RIA, a third-party sub-adviser, or the client. An RIA and its client (and where relevant, the RIA and a sub-adviser) shall memorialize, in writing, the terms of such voting authority.

Further, appropriate operational guidelines governing the team(s) / personnel responsible for voting of proxies will be established. To the extent an RIA has proxy voting authority/responsibility for accounts, generally such accounts should be set up in SEI to facilitate proxy voting via the firm’s Proxy Agent.

1.

Consistent with their authority and unless specifically reserved by their clients, the RIAs will generally exercise voting authority over proxy votes for client securities. The RIAs have retained a third-party service provider to facilitate the administrative aspects of proxy voting and to conduct independent research and make proxy voting recommendations. The Proxy Agent, processes proxies for client accounts and maintains records of proxies voted. Proxy votes, particularly for certain routine issues, will be instructed according to standing instructions given to our Proxy Agent, which are based on the RIAs’ proxy voting guidelines. Unless an RIA directs Proxy Agent to vote otherwise,[7] generally, votes are cast in accordance with Proxy Agent recommendations which are based on the guidelines.

Clients that do not grant voting authority to the RIAs are responsible for ensuring that their own proxy votes are cast.

2.

Occasionally, on some proxies a determination could be made to cast a different vote from what has been recommended by the Proxy Agent’s analysts. If an RIA believes based its consideration of relevant circumstances it is in the best interest of the client to vote differently than is recommended by the Proxy Agent, or to not vote on specific issues that relate to a particular issuer, the RIA will instruct the Proxy Agent accordingly. If proposing to vote inconsistent with Proxy Agent recommendations, the recommended voting decision (and supporting documentation) will be presented by the RIA’s Proxy Voting Administrator to the Proxy Voting Team for approval. Where a Portfolio Manager of an RIA advocates for such vote inconsistent with Proxy Agent recommendations, Such Portfolio Manager will provide written certification addressing the existence of any conflicts of interest relevant to the proxy issue. The determination to cast a vote contrary to Proxy Agent recommendations requires a majority of the Proxy Team’s voting members present to vote in favor of the proposal (such votes by the Proxy Team may be made by email).

a.

Prior to its vote, a summary of the reasons supporting the proposed voting decision will be presented to the Proxy Voting Team. The Proxy Voting Team is responsible for evaluating information relating to conflicts of interest in connection with the voting of the client proxy. A summary of the considerations in making the voting decision and/or resolving any conflicts of interest will be captured in the minutes of the next scheduled Proxy Voting Team.

b.

Votes that are made inconsistent with Proxy Agent recommendations are communicated to the Proxy Agent. The voting instruction to the Proxy Agent and related confirmation communications (generally, via email) shall be printed and retained (along with documentation supporting the override decision) by the Proxy Voting Administrator and presented at the next Proxy Voting Team meeting.

3.

Occasionally, proxy ballots will be “Referred” back to the RIAs by the Proxy Agent – for example, when Proxy Agent does not provide voting recommendations. The Proxy Voting Team will review these proxies on a case-by-case basis, determine a course of action consistent with the RIAs’ fiduciary duties, and instruct the Proxy Agent whether/how to vote. Any voting instruction to the Proxy Agent and related confirmation communications (generally, via email) shall be printed and retained (along with documentation supporting the voting decision) by the Proxy Voting Administrator and presented at the next Proxy Voting Team meeting.

4.

From time-to-time situations may arise where the RIAs may be unable to vote or may determine not to vote a proxy on behalf of one or more clients. The Proxy Voting Team shall have responsibility for making such determinations, but may delegate responsibility to the Proxy Administrator or another designee. A record of these instances and determinations will be tracked and reported to the appropriate team and committee. While not exhaustive, the following are potential instances in which a proxy vote might not be entered:

7 For example, if a Wilmington Fund owns more than 25% of another open-end investment company’s securities or more than 10% of another closed-end investment company’s securities, WTIA will “mirror vote” proxies related to such securities as described in Procedure 1.c. and 1.d. of the Wilmington Funds/Wilmington Fund Management Corporation’s Fund of Funds Policies and Procedures Under Investment Company Act Rule 12d1-4.

a.

A determination by the RIA that the costs (real or opportunity) associated with participating in the vote (including, but not limited to, instances such as when voting requires powers of attorney, travel or other in-person voting, or disclosure or other submission of sensitive or otherwise unreasonable additional information) outweighs the anticipated benefit to clients of voting a particular proxy.

b.	A determination by the RIA that the proxy statement or other available information is inadequate to allow for an informed vote.

c.	Instances where the RIAs may not receive proxy materials with sufficient time to make an informed voting decision.

d.	Instances where trading restrictions or requirements regarding reregistration of securities apply in order to vote a proxy.

5.	The RIAs will request that the Proxy Agent periodically provide to the RIAs a copy of the record of votes cast.

6.

The RIAs perform oversight of Proxy Agent, which involves at least annually, the Proxy Voting Team reviewing the policies used by Proxy Agent in determining its voting decisioning to ensure that such policies and voting decisions are consistent with the best interest of the RIAs’ clients.

Proxy Agent System Access

The Proxy Voting Administrator, and his/her authorized designees, are typically the only RIA employees with access to the system of the Proxy Agent. Should the need arise to add additional users, an Access Form (as required by the Proxy Agent, but in a form satisfactory to Operations and/or Compliance) will be completed and will be authorized by the Proxy Voting Administrator. In turn, Proxy Agent will provide password-protected system access. Annually, the Proxy Voting Administrator will request a list of “authorized signers” from Proxy Agent to review to ensure that only authorized signers have system access.

Compliance and Oversight

First Line Risk will (i) review quarterly report received from Proxy Agent respecting all votes cast during the prior quarter on behalf of shares for which the RIA has voting responsibility, (ii) identify all proxy issues that were not voted in accordance with the Firm’s voting guidelines (e.g., any ‘override’ votes and any “refer” proxies, including both those which were voted as well as those which were not), and (iii) report on all such identified proxy issues to the Proxy Voting Team, including, rationale relating to the outcome of each. The Proxy Voting Team shall consider whether each such item was handled consistent with the Policy and this Procedure and make a report of any exceptions to the Chief Compliance Officer and to the Investment Committee – General Matters.

Annual Review of Proxy Voting Policies and Procedures

An annual review of these policies and procedures to assess adequacy and effectiveness of implementation shall be conducted in conjunction with WFMC’s annual review of its compliance program under Advisers Act Rule 206(4)-7.

PROXY VOTING REPORT

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the period from July 1 of one year through June 30 of the next and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available without charge on the SEC website at

www.sec.gov and through the Trust’s website. Go to www.wilmingtonfunds.com; select “Proxy Voting Record” to access the link.

PORTFOLIO HOLDINGS INFORMATION

To address possible conflicts between the interests of Fund shareholders and those of the Advisor and its affiliates concerning the release of portfolio holdings information, WFMC and the Funds have adopted policies and procedures regarding the disclosure and release of portfolio holdings information. The Board has approved the policies and procedures.

The Funds’ and the Advisor’s overall policy with respect to the release of portfolio holdings information is to release it consistent with applicable legal requirements and the fiduciary duties owed to shareholders. Subject to the limited exceptions described below, the Funds will not make available to anyone non-public information with respect to their portfolio holdings until such time as the information is made available to all shareholders or the general public.

Upon its effective date, each Fund with the exception of Wilmington U.S. Government Money Market Fund and Wilmington U.S. Treasury Money Market Fund discloses its complete portfolio holdings information to the SEC using Form N-PORT within 60 days of the end of the first and third quarters of the Fund’s fiscal year and all Funds disclose on Form N-CSR on the second and fourth quarter ends of the Fund’s fiscal year. Form N-PORT is not required to be mailed to shareholders, but is made public through the SEC’s electronic filings. Shareholders receive either complete portfolio holdings information or summaries of Fund portfolio holdings with their annual and semi-annual reports.

As required by the Rule, each Money Market Fund posts complete portfolio holdings information as of the last business day or subsequent calendar day of the preceding month or on its website no later than five business days after the end of the month and this information remains posted on the website for at least six months. In addition, each Money Market Fund files monthly with the SEC portfolio holdings and other information about the Fund and its portfolio as of the last business day or subsequent calendar day of the preceding month within five business days of the end of each month. This information is made public upon filing.

The release of Portfolio Holdings Information with respect to the Funds to selected third parties in advance of its release to all Fund shareholders or the general public is permissible only if there is a legitimate business purpose for that release, doing so is in the best interests of a Fund’s shareholders, the recipient of the Portfolio Holdings Information is subject to a duty of confidentiality pursuant to a signed agreement (including a duty not to trade on the information), and the release of the information would not otherwise violate the antifraud provisions of the federal securities laws or the Fund’s or WFMC’s fiduciary duties. The existence of a legitimate business purpose for the release of Portfolio Holdings Information is recognized in the case of: certain eligible third parties, as described below and listed in the Appendix to this SAI; broker-dealers that may effect transactions for a Fund, subject to duties not to trade and of confidentiality; shareholders in the process of a redemption request in-kind, if such request is deemed in the best interests of the Fund and other shareholders; and the issuer of securities regarding the number or percentage of its shares that are owned by the Fund. Eligible third parties may not be required to execute a confidentiality agreement insofar as they are otherwise subject to duties of confidentiality and duties not to trade on the nonpublic information received.

Persons that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings on an ongoing basis in connection with the services that they provide to the Funds (they are included on the list in the Appendix to this SAI). Persons that are approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.

In other cases, the determination of whether a Fund has a legitimate business purpose for releasing Portfolio Holdings Information selectively in advance of its public release shall be made by the Fund’s CCO following a request submitted in writing.

The attraction of additional assets to a Fund will not in and of itself be deemed to be a legitimate business purpose. No consideration may be received by a Fund, the Advisor, a Sub-Advisor, any affiliate of the Advisor or any of their employees in connection with the disclosure of portfolio holdings information.

The Funds’ CCO conducts periodic reviews of compliance with the procedures and provides annually a report to the Board regarding the operation of the procedures and any material changes recommended as a result of such review. The CCO also reports annually to the Board on exceptions that are granted as described above along with an explanation of the legitimate business purpose of the Fund that is served as a result of the exception.

For purposes of the Funds’ policies and procedures, “portfolio holdings information” does not include aggregate, composite or descriptive information relating to a Fund’s portfolio holdings that does not present risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading for the Fund (“Analytical Information”), or information about the Fund’s derivative positions. Analytical Information generally includes, without limitation: (1) descriptions of allocations among asset classes, industries/sectors, regions, and countries (e.g., percentages of foreign securities holdings); (2) aggregated data such as average or median ratios, market capitalization, credit quality, duration, sharpe ratio, beta, and standard deviation; (3) performance attributions by industry, sector or country; and (4) aggregated risk statistics. In addition, other information may also be deemed to be Analytical Information if, in the reasonable belief of the Funds’ CCO (or his/her designee), the release of such information would not present risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading for a Fund. Such information, if made available to anyone, will be made available to any person upon request, but may or may not be posted on the Funds’ website.

Please keep this Supplement for future reference.